Shareholders' equity (Schedule of Status of RSU) (Details) - RSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of RSUs
Outstanding at the beginning of the year | shares	778,160
Granted | shares	1,055,447
Vested | shares	(380,062)
Forfeited | shares	(317,417)
Outstanding at the end of the year | shares	1,136,128
Weighted-average grant date fair value
Outstanding at the beginning of the year | $ / shares	$ 169.07
Granted | $ / shares	64.08
Vested | $ / shares	132.55
Forfeited | $ / shares	123.43
Outstanding at the end of the year | $ / shares	$ 96.49